Reorganization items	6 Months Ended
Jun. 30, 2018
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Reorganization items

Note 7 – Reorganization items

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the Consolidated Statement of Operations as “Reorganization items” as required by ASC 852, Reorganizations. Reorganization items also include adjustments to reflect the carrying value of liabilities subject to compromise at their estimated allowed claim amounts, as such adjustments are determined. The following table summarizes the components included within reorganization items:

(In $ millions)	Six Months Ended June 30, 2018
Advisory and professional fees	(115)
Interest income on surplus cash invested	6

Total reorganization items	(109)

We use this category to reflect the net expenses and gains and losses that are the result of the reorganization of the business. Advisory and professional fees included in the table above represent professional fees for post-petition Chapter 11 related expenses.